Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments [Abstract]
Summary of Investments Included in Other Assets
A summary of these equity method investments, which are included in other long-term assets in the consolidated balance sheets, is as follows:

		Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
($ in thousands)	Ownership Percentage	2015	2014	2015	2014	2013
PreAnalytiX GmbH	50.00%	$10,627	$18,954	$1,878	$3,557	$2,044
Biotype Innovation GmbH	24.90%	3,775	—	(595)	—	—
Pyrobett	19.00%	2,111	2,711	(600)	(539)	(265)
QIAGEN (Suzhou) Institute of Translation Research Co., Ltd.	30.00%	203	216	(107)	(409)	(112)
QIAGEN Finance	100.00%	—	414	85	147	93
QBM Cell Science	19.50%	—	398	—	(2)	(6)
Dx Assays Pte Ltd	33.30%	—	—	—	710	—
		$16,716	$22,693	$661	$3,464	$1,754